Stock-Based Compensation (Schedule of Cash Proceeds Received from Share-based Payment Awards) (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Stock-Based Compensation
Cash received from exercises of stock options	$ 6	$ 17	$ 31
Stock exchanged at fair value upon exercises of stock options	41	116	156
Tax benefits realized from exercises of stock options	$ 17	$ 24	$ 54